UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number   811-21644
                                                  ---------------


    Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                   PNC Global Investment Servicing (U.S.) Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
       -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2009
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


    CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

                       CONSOLIDATED FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
                                    UNAUDITED

    CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC
                        CONSOLIDATED FINANCIAL STATEMENTS

                                    UNAUDITED

                                    CONTENTS

Consolidated Statement of Assets, Liabilities and Members' Capital ......................     1

Consolidated Statement of Operations ....................................................     2

Consolidated Statement of Changes in Members' Capital ...................................     3

Consolidated Statement of Cash Flows ....................................................     4

Notes to Consolidated Financial Statements ..............................................     5

Fund Management .........................................................................    14

Other Information .......................................................................    16

Financial Statements of Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC     I

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investment in Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC,
   ("Master Fund"), at fair value                                                  $ 24,035,896
Cash                                                                                     51,756
Receivable from Master Fund                                                          12,056,250
Receivable from Investment Adviser                                                       17,893
Interest receivable                                                                           4
Other assets                                                                              6,955
                                                                                   ------------
      TOTAL ASSETS                                                                   36,168,754
                                                                                   ------------
LIABILITIES

Payable for fund units redeemed                                                      12,058,440
Professional fees payable                                                                34,537
Registration fees payable                                                                12,956
Services fees payable                                                                     8,892
Accounting and administration fees payable                                                5,410
Other liabilities                                                                         4,520
                                                                                   ------------
      TOTAL LIABILITIES                                                              12,124,755
                                                                                   ------------

         MEMBERS' CAPITAL                                                          $ 24,043,999
                                                                                   ============

Units Outstanding ($0.01 par value; unlimited number of units authorized)           211,339.438
Net Asset Value per Unit (Offering and Redemption price per Unit)                  $     113.77


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       1

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
   Interest                                                                      $    1,557
   Expenses                                                                        (253,174)
                                                                                 ----------

   NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND                                  (251,617)
                                                                                 ----------
FUND INVESTMENT INCOME (LOSS)
   Interest                                                                              14
                                                                                 ----------
   Expenses
      Professional fees                                                              48,422
      Withholding tax                                                                25,284
      Accounting and administration fees                                             21,750
      Registration fees                                                              17,677
      Services fees                                                                  17,511
      Investor servicing fees                                                        10,985
      Board of Managers' fees                                                         7,506
      Insurance expense                                                               4,162
      Custody fees                                                                    2,080
      Other expenses                                                                 14,160
                                                                                 ----------

         Total expenses                                                             169,537
                                                                                 ----------

   Net investment loss prior to reimbursement from Investment Adviser              (421,140)

   Reimbursement from Investment Adviser                                            129,304
                                                                                 ----------

NET INVESTMENT LOSS                                                                (291,836)
                                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER FUND
   Net realized loss on investments allocated from Master Fund                     (814,175)
   Net change in unrealized appreciation/depreciation on investments allocated
      from Master Fund                                                            3,016,074
                                                                                 ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER FUND        2,201,899
                                                                                 ----------

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                       $1,910,063
                                                                                 ==========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                FOR THE SIX
                                                                               MONTHS ENDED
                                                                            SEPTEMBER 30, 2009   FOR THE YEAR ENDED
                                                                                (UNAUDITED)        MARCH 31, 2009
                                                                            ------------------   ------------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS
   Net investment loss                                                         $   (291,836)        $   (698,107)
   Net realized loss on investments allocated from Master Fund                     (814,175)            (275,639)
   Net change in unrealized appreciation/depreciation on investments
      allocated from Master Fund                                                  3,016,074           (4,866,322)
                                                                               ------------         ------------

   NET INCREASE (DECREASE)  IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS         1,910,063           (5,840,068)
                                                                               ------------         ------------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                            250,885            3,938,372
   Capital withdrawals (Note 5)                                                 (12,100,041)         (10,850,850)
                                                                               ------------         ------------

   NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS         (11,849,156)          (6,912,478)
                                                                               ------------         ------------

TOTAL DECREASE IN MEMBERS' CAPITAL                                               (9,939,093)         (12,752,546)
MEMBERS' CAPITAL, BEGINNING OF PERIOD                                            33,983,092           46,735,638
                                                                               ------------         ------------
MEMBERS' CAPITAL, END OF PERIOD                                                $ 24,043,999         $ 33,983,092
                                                                               ============         ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       3

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
   Net increase in members' capital resulting from operations                         $ 1,910,063
      Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
         Purchases of Master Fund                                                        (248,749)
         Sales of Master Fund                                                           6,274,872
         Decrease in receivable from Investment Adviser                                    28,363
         Decrease in interest receivable                                                        2
         Increase in other assets                                                          (6,955)
         Decrease in professional fees payable                                            (29,482)
         Decrease in registration fees payable                                             (3,647)
         Decrease in services fees payable                                                 (1,153)
         Increase in accounting and administration fees payable                                69
         Decrease in printing fees payable                                                   (277)
         Decrease in other liabilities                                                    (36,029)
         Net investment loss allocated from Master Fund                                   251,617
         Net realized and unrealized gain on investments allocated from Master Fund    (2,201,899)
                                                                                      -----------
            NET CASH PROVIDED BY OPERATING ACTIVITIES                                   5,936,795
                                                                                      -----------
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
   Capital contributions                                                                  250,010
   Capital withdrawals                                                                 (6,295,929)
                                                                                      -----------
            NET CASH USED BY FINANCING ACTIVITIES                                      (6,045,919)
                                                                                      -----------

NET DECREASE IN CASH                                                                     (109,124)
Cash at beginning of period                                                               160,880
                                                                                      -----------
Cash at end of period                                                                 $    51,756
                                                                                      ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Credit Suisse Alternative Capital Multi-Strategy Institutional Fund, LLC (the "Fund") was formed on December 15, 2004, in the State of Delaware, as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is designed for investment primarily by tax-exempt and tax-deferred members. The Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles through investment of all or substantially all of its investable assets in the Credit Suisse Alternative Capital Multi-Strategy Offshore Institutional Fund, LDC (the "Offshore Fund"), a Cayman Islands limited duration company with the same investment objective as the Fund. The Offshore Fund will in turn invest substantially all of its assets in Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC (the "Master Fund"), which has the same objective as the Fund. The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"). The Offshore Fund will make no independent investment decisions and has no investment or other discretion over the investable assets. The Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Fund is managed by a Board of Managers (the "Board") that is comprised of a majority of independent managers. The Board has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members").

The Master Fund is one of two master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are six registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds"). In addition, there is one unregistered feeder fund (the "Private Fund") investing in the Master Fund.

The Fund owns 100% of the beneficial interests of the Offshore Fund. The value of the investment in the Master Fund included in the Consolidated Statement of Assets, Liabilities and Members' Capital reflects the Fund's proportionate beneficial interest in the members' capital of the Master Fund which was 26.11% at September 30, 2009. These consolidated financial statements represent the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.

On March 10, 2009, the Board approved a one-year extension of the investment advisory agreement between the Master Fund and Credit Suisse Alternative
Capital, Inc. (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC and Credit Suisse Asset Management Securities, Inc., is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser pursuant to the terms of the investment advisory agreement will direct the Master Fund's investment program. The Board has approved advisory agreements with the Investment Adviser relating to both of the master funds included in the Credit Suisse Funds.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

1. ORGANIZATION (CONTINUED)

The financial statements of the Master Fund, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Fund's consolidated financial statements. Other funds managed by the Investment Adviser, whose financial statements are not presented here, also invest in the Master Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make assumptions and use estimates that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

a. VALUATION

The net asset value per unit of the Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Fund's investment in the Master Fund is considered to be illiquid and can only be redeemed periodically. In accordance with the established procedures, fair value of the Fund's investment in the Master Fund as of each month-end ordinarily is the value determined by the Master Fund as of such month-end for such investment in accordance with the Master Fund's valuation policies.

The Master Fund's valuation policies provide that the fair value it assigns to each of its investments in pooled investment vehicles ("Portfolio Funds") ordinarily will be the value determined as of each such month-end for each Portfolio Fund in accordance with each Portfolio Fund's valuation policies and reported by each Portfolio Fund or each Portfolio Fund's administrator to the Master Fund or its administrator. Although procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.

As a general matter, the fair value of the Fund's interest in the Master Fund represents the amount that the Fund could reasonably expect to receive from the Master Fund if its interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The value assigned to the Fund's investment in the Master Fund is based on available information and does not necessarily represent the amount that might ultimately be realized, as such amount depends on future circumstances and cannot reasonably be determined until the Master Fund investment is actually liquidated.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a. VALUATION (CONTINUED)

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amount the Fund could realize in a current market exchange and the differences could be material to the consolidated financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Please see Note 2(a) to the financial statements of the Master Fund attached hereto for further discussion of the Master Fund's valuation policies.

b. INVESTMENT TRANSACTIONS, INCOME AND EXPENSES

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). The Fund records its allocated share of the Master Fund's income, expenses and realized and unrealized gains and losses. Realized gains and losses and changes in unrealized appreciation and depreciation represent the Fund's share of such elements allocated from the Master Fund. In addition, the Fund accrues its own expenses as incurred. The Fund bears all expenses incurred in its business other than those that the Investment Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

c. INCOME TAXES

The Fund intends to operate as a partnership for Federal income tax purposes. Accordingly, no provision for federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c. INCOME TAXES (CONTINUED)

The Investment Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Fund's financial statements to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions with respect to tax at the fund level not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current period. The Investment Adviser's conclusions regarding tax positions will be subject to review and may be adjusted at a later date based on factors including, but not limited to, on-going analyses of tax laws, regulations and interpretations thereof.

d. CASH

Cash includes amounts held in an overnight money market fund. At September 30, 2009, the Fund held $51,756 in a money market fund at PFPC Trust Company, an affiliate of the Fund's administrator (see Note 4).

3. ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

The Fund accepts subscriptions for units as of the first business day of each calendar month. Any amounts received in connection with the offer of units will be promptly placed in an escrow account with PNC Global Investment Servicing, Inc., as the Fund's escrow agent, prior to their investment in the Fund. All subscriptions are subject to the receipt of cleared funds prior to the applicable subscription date as outlined in the subscription agreement in the full amount of the subscription. Although the Fund may accept, in its sole discretion, a subscription prior to receipt of cleared funds, a prospective Member may not become a Member until cleared funds have been received, and the prospective Member is not entitled to interest or performance returns until accepted as a Member.

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Fund for each allocation period will be allocated among and credited to or debited from the capital accounts of the Members in accordance with their respective unit ownership for such fiscal period.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser has contractually agreed to limit total annualized expenses, excluding taxes withheld on U.S. source income (see Note 2(c)), of the Fund to 1.50% of average members' capital (the "Expense Limitation Agreement"). The Expense Limitation Agreement will automatically renew on an annual basis unless terminated. The Expense Limitation Agreement also covers the Fund's pro rata share of expenses incurred by the Master Fund, including the management fee paid to the Investment Adviser.

Pursuant to a Services Agreement by and between the Fund and the Investment Adviser, the Investment Adviser provides certain administrative services to the Fund and may charge the Fund a quarterly fee at an annual rate of 0.10% of the aggregate value of members' capital (the "Services Fee"). For the six months ended September 30, 2009, the Fund incurred $17,511 of Services Fees of which $8,892 is payable to the Investment Adviser of September 30, 2009.

Credit Suisse Asset Management Securities, Inc. (the "Distributor") serves as distributor of units of limited liability company interests of the Fund. The Fund's units may be purchased through the Distributor or through broker/dealers that have entered into selling agreements with the Distributor. Purchases of Fund interests may be subject to a charge of up to 3.5%, subject to waivers for certain types of investors. The sales charge will be added to each prospective Member's purchase amount and will not constitute part of a Member's capital contribution to the Fund or part of the assets of the Fund.

All payables and receivables between the Investment Adviser and the Fund outstanding as of September 30, 2009, have subsequently been settled.

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Fund's Board, PNC Global Investment Servicing, Inc. ("PNC"), serves as the Fund's administrator pursuant to the Administration Agreement between PNC and the Fund. Under the Administration Agreement, PNC provides administrative, accounting, investor services and regulatory administration services to the Fund. As compensation for services set forth herein that are rendered by PNC during the term of the Administration Agreement, the Fund pays PNC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Fund's assets and provides custodial services to the Fund.

At September 30, 2009, affiliates of the Investment Adviser, held an interest in the Fund's members' capital of $9,011,053.

The Fund does not charge a management fee. The Master Fund pays the Investment Adviser a monthly fee at an annual rate of 1.00% of the aggregate value of its outstanding member's capital determined as of the last day of each month and payable quarterly (before any repurchases of interest). Members in the Fund will indirectly bear an allocated portion of the management fee of the Master Fund.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5. REPURCHASE OF MEMBERS' INTERESTS

The Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Fund from Members pursuant to written tenders by the Members. In determining whether the Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December.

Repurchases of Units held less than one year from the date of purchase will be subject to an early withdrawal charge of 2.00% calculated as a percentage of repurchase proceeds, which will remain in the Fund.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The off-balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

7. RISK FACTORS

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act. These Portfolio Funds may invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage that may involve significant risks.

An investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. The Master Fund is also subject to the risk that should it decide to sell an illiquid Portfolio Fund when a ready buyer is not available at a price the Investment Adviser deems representative of its value, the value of the Master Fund's members' capital could be adversely affected. In addition, certain Portfolio Funds held by the Master Fund have established restrictions on the ability to fully receive proceeds from redemptions. The risk factors are discussed in the notes to the Master Fund's financial statements.

8. CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, Offshore Fund or Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

9. CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:

                                             For the Six
                                            Months Ended
                                         September 30, 2009   For the Year Ended
                                             (unaudited)        March 31, 2009
                                         ------------------   ------------------
Number of units issued                         2,257.876            34,455.460
Number of units redeemed                    (106,369.124)         (100,278.327)
                                            ------------          ------------
Net decrease in units outstanding           (104,111.248)          (65,822.867)
Units outstanding, beginning of period       315,450.686           381,273.553
                                            ------------          ------------
Units outstanding, end of period             211,339.438           315,450.686
                                            ============          ============

10. FINANCIAL HIGHLIGHTS INFORMATION

                                                FOR THE SIX
                                                MONTHS ENDED        FOR THE         FOR THE         FOR THE           FOR THE
                                             SEPTEMBER 30, 2009    YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                (UNAUDITED)      MARCH 31, 2009  MARCH 31, 2008  MARCH 31, 2007  MARCH 31, 2006 (a)
                                             ------------------  --------------  --------------  --------------  ------------------
PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of period           $107.73           $122.58          $117.81          $112.53         $100.00
                                                  -------           -------          -------          -------         -------
   Income (loss) from investment
      operations:
      Net investment loss (b) (d) (e)               (0.90)            (1.82)           (1.84)           (1.35)          (0.95)
      Net realized and unrealized gain
         (loss) on investments                       6.94            (13.03)            6.61             6.63           13.45
                                                  -------           -------          -------          -------         -------
      Total from investment operations               6.04            (14.85)            4.77             5.28           12.50
      Capital contribution by
         Investment Adviser(b)                         --                --               --               --            0.03
                                                  -------           -------          -------          -------         -------
      Total increase (decrease) in net
         asset value                                 6.04            (14.85)            4.77             5.28           12.53
                                                  -------           -------          -------          -------         -------
   Net asset value, end of period                 $113.77           $107.73          $122.58          $117.81         $112.53
                                                  =======           =======          =======          =======         =======

TOTAL RETURN                                         5.61%(j)        (12.11)%           4.05%            4.69%          12.53%(c)
                                                  =======           =======          =======          =======         =======

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

10. FINANCIAL HIGHLIGHTS INFORMATION (CONTINUED)

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly members' capital.

                                           FOR THE SIX
                                          MONTHS ENDED          FOR THE          FOR THE          FOR THE            FOR THE
                                       SEPTEMBER 30, 2009     YEAR ENDED       YEAR ENDED       YEAR ENDED         YEAR ENDED
                                           (UNAUDITED)      MARCH 31, 2009   MARCH 31, 2008   MARCH 31, 2007   MARCH 31, 2006 (a)
                                       ------------------   --------------   --------------   --------------   ------------------
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE MEMBERS' CAPITAL:
   Operating expenses (d)                    2.36%(k)             2.19%            2.37%           1.72%(i)       1.83%(i)
   Expense reimbursement                    (0.72)%(k)           (0.54)%          (0.50)%         (0.15)%        (0.58)%(g)
                                          -------              -------          -------         -------        -------
   Net expenses (d)                          1.64%(k)             1.65%            1.87%           1.57%          1.25%(g)
   Net investment loss (d) (e)              (1.63)%(k)           (1.59)%          (1.50)%         (1.20)%        (0.88)%

PORTFOLIO TURNOVER(f)                       30.55%(j)            47.45%           34.46%          11.17%         44.86%
MEMBERS' CAPITAL, END OF PERIOD
   (000'S)                                $24,044              $33,983          $46,736         $14,991        $49,523

AVERAGE MEMBERS' CAPITAL (h) (000'S)      $35,745              $43,974          $27,446         $48,680        $24,411

(a)  April 1, 2005, commencement of operations.
(b)  Calculated using average units outstanding during the period.
(c)  Includes 0.03% from capital contributions by the Investment Adviser.
(d) Includes expenses allocated from Master Fund, including taxes withheld on U.S. source income (see Note2(c)). Such withholding taxes are not subject to the Expense Limitation Agreement.
(e)  Includes income allocated from Master Fund.
(f) The percentage reflects the portfolio turnover rate of the Master Fund, in which the Fund invested substantially all of its investable assets.
(g) The expense reimbursement includes voluntary reimbursements made by the Investment Adviser with the approval of the Board. If such voluntary reimbursements were not made, the net expense ratio would be higher.
(h) Average members' capital is the average of the monthly members' capital balances throughout the period.
(i) Operating expenses reflect the waiver by the Investment Adviser of the Services Fee. Had the Investment Adviser not waived such fee, the operating expense ratio would be higher.
(j)  Not annualized.
(k)  Ratios are annualized for periods less than one year.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

11. SUBSEQUENT EVENTS

On November 19, 2009, the Board approved the liquidation of the Fund and adopted the Plan of Liquidation, Dissolution and Termination (the "Plan"), pursuant to which the Fund will liquidate and dissolve in accordance with the terms and conditions thereof. The Fund intends to promptly deregister under the 1940 Act, and to operate as a private investment fund during the remainder of the liquidation and dissolution process. Accordingly, after that time the Fund will not be subject to the restrictions and requirements of the 1940 Act and the rules thereunder.

On November 19, 2009, in conjunction with adopting the Plan, the Board approved the cessation of the offer of the Fund, closed the Fund to investment and approved filing with the SEC an amended repurchase offer on Schedule TO under the Securities Exchange Act of 1934. That repurchase offer, with a valuation date of December 31, 2009, provides for a tender offer to the Members in connection with the Plan. The repurchase offer further states that the Fund does not intend to conduct any further offers to repurchase interests of the Members prior to liquidation and termination of the Fund.

The Investment Adviser has evaluated the impact of all subsequent events on the Fund through November 27, 2009, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET
-------------------------------------------------------------------------------
FORTH BELOW.
------------

BOARD OF MANAGERS
-----------------

                                                                 Number of
Name, Address, Age,                                             Affiliated
Position with the                                                  Funds                 Other
Company and Length of        Principal Occupation(s) During      Overseen            Directorships
Time Served                       the Past Five Years           by Manager         Held by Managers
---------------------       -------------------------------   --------------   ------------------------
Egidio Robertiello *        Managing Director and Head of            6         None
c/o Credit Suisse           the Multi Manager Portfolios
Alternative Capital, Inc.   Americas business (2008);
11 Madison Avenue           Global Head of Multi Manager
New York, NY 10010          Portfolios (2007); Head of
Age 55                      Hedge Fund Research and
Manager, President and      Selection, Credit Suisse
Chairman                    Alternative Capital, Inc.
Since February 2007         (since 2006); Senior Managing
                            Director of Investments and
                            Research, Asset Alliance Corp.
                            (2004-2006); Managing
                            Director, Blackstone
                            Alternative Asset Management,
                            an affiliate of Blackstone,
                            (2001-2004).

Charles A. Hurty            Independent Business                      6        Manager and
c/o Credit Suisse           Consultant (since 2001);                           Audit Committee
Alternative Capital, Inc.   Partner, KPMG LLP (accounting                      Chairman, GMAM
11 Madison Avenue           firm) (1993-2001; with KPMG                        Absolute Return
New York, NY 10010          LLP since 1968).                                   Strategies; Director and
Age 66                                                                         Audit Committee
Manager and Audit                                                              Chairman, Citigroup
Committee                                                                      Alternative Investments
Chairman                                                                       Multi-Advisor Hedge Fund
Since March 2005                                                               Portfolios; Director,
                                                                               iShares Trust and
                                                                               iShares, Inc.

Philip B. Chenok            Professor of Accountancy,                6         None
c/o Credit Suisse           Berkeley College (2002-2007);
Alternative Capital, Inc.   Adjunct Professor of
11 Madison Avenue           Accountancy, New York
New York, NY 10010          University, Stern School of
Age 74                      Business (1995-2001).
Manager and Audit           President and CEO, American
Committee                   Institute of Certified
Member                      Public Accountants (1980-1995).
Since March 2005

Karin B. Bonding            President, Capital Markets               6         Trustee, Brandes
c/o Credit Suisse           Institute, Inc. (1996-2006);                       Investment Trust
Alternative Capital, Inc.   Faculty Member and Lecturer,
11 Madison Avenue           University of Virginia (since
New York, NY 10010          1995); Visiting Professor,
Age 70                      China Europe International
Manager and Audit           Business School (Shanghai,
Committee                   China) (1999, 2002, 2003) and
Member                      The Institute of Industrial
Since March 2005            Policy Studies (Seoul, Korea)
                            (2001).

*    - Manager who is an "interested person" of the Fund, as defined in the 1940
     Act.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

--------------------------------------------------------------------------------

OFFICERS
--------

Name, Address, Age, Position with the Company           Principal Occupation(s) During the Past
and Length of Time Served                                             Five Years
-------------------------------------------------   ----------------------------------------------
Sandra DeGaray                                      Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.         (January 2007 - Present); Vice President
11 Madison Avenue                                   (September 2004 - December 2006); Citigroup
New York, NY 10010                                  Asset Management Inc., (November 2000 - August
Age 41                                              2004).
Chief Financial Officer and Treasurer
Since August 2007

Kenneth J. Lohsen                                   Managing Director, Credit Suisse Securities
c/o Credit Suisse Alternative Capital, Inc.         (USA) LLC (since 2004); Director (1997-2004).
11 Madison Avenue
New York, NY 10010
Age 50
Assistant Treasurer
Since March 2006

Michael Bessel                                      Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.         (October 2006-Present);
11 Madison Avenue                                   Chief Compliance Officer, TRG Management LP,
New York, NY 10010                                  (September 2005- September 2006);
Age 47                                              Chief Compliance Officer, GAM USA Inc., (May
Chief Compliance                                    2002- September 2005).
Officer
Since October 2006

J. Kevin Gao                                        Director and Legal Counsel, Credit Suisse
c/o Credit Suisse Alternative Capital, Inc.         Securities (USA) LLC (since 2003); Attorney,
11 Madison Avenue                                   Willkie Farr & Gallagher LLP (1998-2003).
New York, NY 10010
Age 41
Secretary
Since January 2009

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Fund invests in the Master Fund, which in turn invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds" ("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

       CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009
                                   UNAUDITED

        CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC
                              FINANCIAL STATEMENTS
                                   UNAUDITED

                                    CONTENTS

Schedule of Investments ...................................................    1

Statement of Assets, Liabilities and Members' Capital .....................    5

Statement of Operations ...................................................    6

Statement of Changes in Members' Capital ..................................    7

Statement of Cash Flows ...................................................    8

Notes to Financial Statements .............................................    9

Fund Management ...........................................................   21

Other Information .........................................................   23

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

Percentages are as follows:

[GRAPHIC OMITTED]
[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Commodities Equity Long/Short              6.21%
Commodities Relative Value                 3.10%
Convertible Arbitrage                      5.31%
Discretionary-Concentrated Global Macro    4.01%
Emerging Markets                          13.73%
Equity Long/Short                         25.62%
Equity Market Neutral                      3.34%
Event Driven                              12.08%
Fixed Income Arbitrage                     4.61%
Global Macro                              13.47%
Managed Futures                            2.46%
Multi-Strategy                             3.52%
Other                                      2.54%

                                                                    PERCENTAGE
                                                                   OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1) (2) (3) 82.85%   LIQUIDITY (4)      CAPITAL        COST      FAIR VALUE (5)
COMMODITIES EQUITY LONG/SHORT
Hard Asset Partners L.P. (9)                          Monthly          2.87%     $ 2,500,000     $2,641,604
SouthPort Energy Plus Partners, L.P.                 Quarterly         2.28%       2,000,000      2,097,624
                                                                       ----      -----------     ----------
                                                                       5.15%       4,500,000      4,739,228
                                                                       ----      -----------     ----------
COMMODITIES RELATIVE VALUE
Oceanic Hedge Fund                                    Monthly          2.57%       2,250,000      2,362,449
                                                                       ----      -----------     ----------
                                                                       2.57%       2,250,000      2,362,449
                                                                       ----      -----------     ----------
CONVERTIBLE ARBITRAGE
Waterstone Market Neutral Fund, L.P.                 Quarterly         4.40%       4,000,000      4,052,939
                                                                       ----      -----------     ----------
                                                                       4.40%       4,000,000      4,052,939
                                                                       ----      -----------     ----------
DISCRETIONARY-CONCENTRATED GLOBAL MACRO
COMAC Global Macro Fund LP                            Monthly          3.32%       3,000,000      3,055,114
Lily Pond Currency Fund, L.P.
   Side Pocket                                          (6)            0.00%          66,917             20
                                                                       ----      -----------     ----------
                                                                       3.32%       3,066,917      3,055,134
                                                                       ----      -----------     ----------
EMERGING MARKETS
Forum Absolute Return Fund, Ltd. (8)
   Forum SPV, Ltd.                                      (6)            0.52%         444,173        478,114


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       1

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

                                                                    PERCENTAGE
                                                                   OF MEMBERS'
                                                   LIQUIDITY (4)     CAPITAL         COST      FAIR VALUE (5)
EMERGING MARKETS (CONTINUED)
The Rohatyn Group Global Opportunity Partners,
   L.P.
   Side Pocket                                          (6)            0.10%     $        --     $    91,196
Pharo Macro Fund, Ltd.                               Quarterly         3.67%       2,000,000       3,381,320
Polo Fund                                            Quarterly         2.36%       1,500,000       2,176,669
Spinnaker Global Opportunity Fund, Ltd. (8)          Quarterly         1.40%         534,348       1,292,965
WF Asia Fund Limited                                  Monthly          3.32%       3,000,000       3,054,169
                                                                      -----      -----------     -----------
                                                                      11.37%       7,478,521      10,474,433
                                                                      -----      -----------     -----------
EQUITY LONG/SHORT
Glenview Institutional Partners, L.P.
   Side Pocket                                          (6)            0.10%         341,311          97,335
Island Drive Partners, L.P. (9)                       Monthly          2.94%       3,000,000       2,703,664
Karsch Capital II, L.P.                              Quarterly         4.35%       4,000,000       4,004,846
Lansdowne UK Equity Fund, L.P.                        Monthly          4.17%       1,000,000       3,840,101
Rockhampton Fund                                      Monthly          4.48%       4,000,000       4,123,825
Viking Global Equities L.P.                           Annually         5.18%       2,500,000       4,771,330
                                                                      -----      -----------     -----------
                                                                      21.22%      14,841,311      19,541,101
                                                                      -----      -----------     -----------
EQUITY MARKET NEUTRAL
Two Sigma Spectrum U.S. Fund, L.P.                   Quarterly         2.77%       2,500,000       2,549,144
                                                                      -----      -----------     -----------
                                                                       2.77%       2,500,000       2,549,144
                                                                      -----      -----------     -----------
EVENT DRIVEN
GoldenTree Partners, L.P. (8)                        Quarterly         1.43%       2,025,163       1,317,072
   GoldenTree Special Holdings II, Ltd.                 (6)            0.10%         234,127          94,497
Paulson Advantage, L.P.                              Quarterly         3.47%       3,000,000       3,195,966
Perry Partners, L.P.
   Side Pocket                                          (6)            0.27%         407,079         243,432
Silver Point Capital Fund, L.P.
   Side Pocket                                          (6)            0.09%              --          83,504
York Investment Limited                              Quarterly         4.65%       4,000,000       4,279,170
                                                                      -----      -----------     -----------
                                                                      10.01%       9,666,369       9,213,641
                                                                      -----      -----------     -----------
FIXED INCOME ARBITRAGE
PIMCO Absolute Return Strategy IV Fund LLC           Quarterly         3.82%       2,500,000       3,512,992
                                                                      -----      -----------     -----------
                                                                       3.82%       2,500,000       3,512,992
                                                                      -----      -----------     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       2

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

                                                                    PERCENTAGE
                                                                   OF MEMBERS'
                                                   LIQUIDITY (4)     CAPITAL         COST      FAIR VALUE (5)
GLOBAL MACRO
Bridgewater Pure Alpha Fund II, LLC                   Monthly          2.70%      $2,631,732     $ 2,487,395
The Tudor BVI Global Fund, L.P. (8)
   Regular Interest                                  Quarterly         3.22%         195,983       2,962,959
   Side Pocket                                          (6)            1.34%       1,133,934       1,232,579
Touradji Global Resources Fund, L.P. (8)             Quarterly         3.02%         500,000       2,781,173
   Touradji Global Resources Holdings, LLC              (6)            0.88%         855,330         814,763
                                                                      -----       ----------     -----------
                                                                      11.16%       5,316,979      10,278,869
                                                                      -----       ----------     -----------
MANAGED FUTURES
Sumatra Futures Fund, LP                             Quarterly         2.04%       1,750,000       1,876,024
                                                                      -----       ----------     -----------
                                                                       2.04%       1,750,000       1,876,024
                                                                      -----       ----------     -----------
MULTI-STRATEGY
Amaranth Capital Partners, LLC
   Regular Interest                                     (7)            0.18%       2,738,995         165,233
   Side Pocket                                        (6) (7)          0.45%         341,858         417,879
Investcorp Interlachen Multi-Strategy Fund LLC
   Side Pocket                                          (6)            0.00%           5,427           3,683
Stark Investments Limited Partnership (8)
   Side Pocket                                          (6)            0.83%         805,057         766,956
   Stark Select Asset Fund LLC                          (6)            1.45%       1,292,559       1,335,317
                                                                      -----       ----------     -----------
                                                                       2.91%       5,183,896       2,689,068
                                                                      -----       ----------     -----------
OTHER
Vicis Capital Fund (8)                               Quarterly         2.11%       1,500,000       1,940,672
                                                                      -----       ----------     -----------
                                                                       2.11%       1,500,000       1,940,672
                                                                      -----       ----------     -----------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $64,553,993)                                          $76,285,694
                                                                                                 -----------
OTHER ASSETS, LESS LIABILITIES 17.15%                                                             15,785,827
                                                                                                 -----------
MEMBERS' CAPITAL 100.00%                                                                         $92,071,521
                                                                                                 ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       3

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

(1)  Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3)  Non-income producing securities.
(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain investments are subject to lock-up provisions up to 16 months (see Note 8 (b)).
(5)  See Note 2(a) regarding Portfolio Fund Valuations.
(6) Side pocket investments and similar structures are not redeemable until they are realized or converted to regular interests in the Portfolio Fund by the Portfolio Fund Manager (see Note 2 (a)).
(7)  Portfolio Fund in liquidation.
(8) Portfolio Fund has or intends to establish either through its Private Placement Memorandum or newly established gates restrictions on the ability of investors to fully receive proceeds from redemptions.
(9)  Affiliated Portfolio Funds.

AFFILIATED ISSUERS
------------------
An Affiliated Portfolio Fund is a Portfolio Fund in which the Master Fund has ownership of at least 5% of the voting securities.
Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:

                                 Value at                                        Value at
Affiliate                     April 1, 2009   Purchases   Sales Proceeds   September 30, 2009
---------------------------   -------------   ---------   --------------   ------------------
Hard Asset Partners L.P.        $3,485,743       $--        $1,000,000         $2,641,604
Island Drive Partners, L.P.     $3,976,283       $--        $  500,000         $2,703,664


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments in Portfolio Funds, at fair value (cost $59,053,993)                      $ 70,940,426
Investments in Affiliated Portfolio Funds, at fair value (cost $5,500,000)               5,345,268
Cash                                                                                    20,198,130
Investments in Portfolio Funds purchased in advance                                      1,000,000
Receivable for Portfolio Funds sold                                                      7,994,948
Interest receivable                                                                            883
Other assets                                                                                10,600
                                                                                      ------------
   TOTAL ASSETS                                                                        105,490,255
                                                                                      ------------
LIABILITIES

Payable for fund units redeemed                                                         12,951,116
Management fees payable                                                                    258,815
Professional fees payable                                                                  191,787
Accounting and administration fees payable                                                  11,314
Other liabilities                                                                            5,702
                                                                                      ------------
   TOTAL LIABILITIES                                                                    13,418,734
                                                                                      ------------

      MEMBERS' CAPITAL                                                                $ 92,071,521
                                                                                      ============

Units Outstanding ($0.01 par value; unlimited number of units authorized)              789,270.149
Net Asset Value per Unit (Offering and Redemption price per Unit)                     $     116.65


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
                                       5

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest                                                                              $     4,534
                                                                                         -----------
EXPENSES
   Management fees                                                                           512,038
   Professional fees                                                                         118,941
   Accounting and administration fees                                                         73,800
   Board of Managers' fees                                                                     7,506
   Custodian fees                                                                              6,197
   Miscellaneous fees                                                                         19,578
                                                                                         -----------

      TOTAL EXPENSES                                                                         738,060
                                                                                         -----------
      NET INVESTMENT LOSS                                                                   (733,526)
                                                                                         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO FUNDS
      Net realized loss on Portfolio Funds                                                (3,115,548)
      Net change in unrealized appreciation/depreciation on Portfolio Funds               10,147,433
      Net change in unrealized appreciation/depreciation on Affiliated Portfolio Funds      (616,758)
                                                                                         -----------

NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                                        6,415,127
                                                                                         -----------

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                               $ 5,681,601
                                                                                         ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       6

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                               FOR THE SIX
                                                                              MONTHS ENDED
                                                                           SEPTEMBER 30, 2009   FOR THE YEAR ENDED
                                                                               (UNAUDITED)        MARCH 31, 2009
                                                                           ------------------   ------------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS
   Net investment loss                                                        $   (733,526)        $ (1,986,285)
   Net realized loss on Portfolio Funds                                         (3,115,548)            (814,803)
   Net change in unrealized appreciation/depreciation on Portfolio Funds         9,530,675          (19,330,112)
                                                                              ------------         ------------

   NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS         5,681,601          (22,131,200)
                                                                              ------------         ------------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                           898,195            8,643,781
   Capital withdrawals (Note 9)                                                (13,947,171)         (71,817,058)
                                                                              ------------         ------------
   NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM CAPITAL TRANSACTIONS        (13,048,976)         (63,173,277)
                                                                              ------------         ------------

TOTAL DECREASE IN MEMBERS' CAPITAL                                              (7,367,375)         (85,304,477)

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                           99,438,896          184,743,373
                                                                              ------------         ------------

MEMBERS' CAPITAL, END OF PERIOD                                               $ 92,071,521         $ 99,438,896
                                                                              ============         ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                       7

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES
   Net increase in members' capital resulting from operations                            $  5,681,601
   Adjustments to reconcile net increase in members' capital resulting from operations to net cash provided by operating activities:
      Purchases of Portfolio Funds                                                        (22,250,000)
      Sales of Portfolio Funds                                                             38,490,834
      Increase in interest receivable                                                            (105)
      Increase in other assets                                                                (10,600)
      Decrease in management fees payable                                                     (16,156)
      Increase in professional fees payable                                                     9,767
      Decrease in accounting and administration fees payable                                   (1,650)
      Increase in other liabilities                                                             1,972
      Net realized loss on Portfolio Funds                                                  3,115,548
      Net change in unrealized appreciation/depreciation on Portfolio Funds               (10,147,433)
      Net change in unrealized appreciation/depreciation on Affiliated Portfolio Funds        616,758
                                                                                         ------------
         NET CASH PROVIDED BY OPERATING ACTIVITIES                                         15,490,536
                                                                                         ------------
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES
   Capital contributions                                                                      898,195
   Capital withdrawals                                                                    (11,257,746)
                                                                                         ------------
         NET CASH USED BY FINANCING ACTIVITIES                                            (10,359,551)
                                                                                         ------------

NET INCREASE IN CASH                                                                        5,130,985
Cash at beginning of period                                                                15,067,145
                                                                                         ------------
Cash at end of period                                                                    $ 20,198,130
                                                                                         ============
SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS:
         Investment in The Tudor BVI Global Fund, L.P. Side Pocket
            transferred to The Tudor BVI Global Fund, L.P.                               $    195,983
         Investment in Stark Investments Limited Partnership
            transferred to Stark Select Asset Fund LLC                                   $  1,079,179
         Investment in Perry Partners, L.P.
            transferred to Perry Partners, L.P. Side Pocket                              $     49,566


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Credit Suisse Alternative Capital Multi-Strategy Master Fund, LLC (the "Master Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles (collectively, "Portfolio Funds"). The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"), and by maintaining diversified exposure to a number of Portfolio Funds employing different strategies and opportunistically adjusting its strategy allocations based upon Credit Suisse Alternative Capital Inc.'s (the "Investment Adviser") evaluation of the relative prospects and risks. The Master Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Master Fund is managed by a Board of Managers (the "Board") that is comprised of a majority of independent managers. The Board has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members (the "Members").

The Master Fund is one of two master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are six registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds"). In addition, there is one unregistered feeder fund (the "Private Fund") investing in the Master Fund.

On March 10, 2009, the Board approved a one-year extension of the investment advisory agreement between the Master Fund and the Investment Adviser. The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC and Credit Suisse Asset Management Securities, Inc., is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser, pursuant to the terms of the investment advisory agreement, will direct the Master Fund's investment programs. The Board has approved advisory agreements with the Investment Adviser relating to both of the master funds included in the Credit Suisse Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (the "GAAP"). The preparation of financial statements requires management to make assumptions and use estimates that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a. VALUATION

The net asset value per unit of the Master Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation policy set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Master Fund's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Portfolio Fund Managers. The Board has approved procedures pursuant to which the Master Fund values its investments in Portfolio Funds at fair value. The fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed and which may be significant based on liquidity terms of the Portfolio Funds) from a Portfolio Fund or from a third party if the Master Fund's interest were redeemed or sold at the time of valuation, based on information available at the time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Master Fund's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Master Fund with a value of $76,285,694 which are 100% of the Master Fund's investments and 82.85% of members' capital at September 30, 2009, have been fair valued and are illiquid and restricted as to resale or transfer as described above.

Some of the Portfolio Funds may invest all or a portion of their assets in so-called "side pockets", sub funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in a Portfolio Fund that maintains these investments in a side pocket arrangement or that holds substantially all of its assets in illiquid securities, the Master Fund might not be able to fully liquidate its investment without delay, that could be considerable. In such cases, during the period until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment could fluctuate.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a. VALUATION (CONTINUED)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Master Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Master Fund would expect to receive in a sale of an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. The guidance establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund's investments. The inputs are summarized into three broad levels listed below:

     -    Level 1 - Valuations  based on quoted  prices in  active  markets  for identical assets or liabilities.
     -    Level 2 - No market for  identical  assets,  involves  estimating  the value of the assets or instrument based on "observable inputs" or objective market data such as yield curves for similar assets and transactions in similar assets, unless those transactions are the result of a forced liquidation or distressed sale.
     -    Level 3 - No  observable  inputs  (i.e.  little or no market  activity outside of forced liquidation or distressed sale).

The inputs or methodology used for valuing Portfolio Funds are not necessarily an indication of the risk associated with investing in those Portfolio Funds.

The Master Fund determines whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). The Master Fund also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Master Fund considers inputs and valuation techniques used for each major strategy of Portfolio Funds. For assets and liabilities measured at fair value on a recurring basis during the period, the Master Fund provides quantitative disclosures about the fair value measurements separately for each major strategy of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities. Each major strategy of Portfolio Funds are disclosed in the Schedule of Investments.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

a. VALUATION (CONTINUED)

The following is a summary of the inputs used as of September 30, 2009, in valuing the Master Fund's assets and liabilities carried at fair value:

--------------------------------------------
                            Investments in
                            Portfolio Funds
--------------------------------------------
--------------------------------------------
Level 1                         $        --
--------------------------------------------
Level 2                                  --
--------------------------------------------
Level 3                          76,285,694
--------------------------------------------
Total                           $76,285,694
--------------------------------------------

A reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

------------------------------------------------------
                                        Investments in
                                       Portfolio Funds
------------------------------------------------------
------------------------------------------------------
Balances as of 03/31/09                 $ 83,091,743
------------------------------------------------------
Net realized loss *                       (3,115,548)
------------------------------------------------------
Net change in unrealized
   appreciation (depreciation) *           9,530,675
------------------------------------------------------
Net purchases (sales)                    (13,221,176)
------------------------------------------------------
Net transfers in and out (Level 3)                --
------------------------------------------------------
Balance as of 09/30/09                  $ 76,285,694
------------------------------------------------------
------------------------------------------------------
Net change in unrealized
   appreciation (depreciation) on
   Level 3 investments still held as
   of 09/30/09 *                        $  4,544,692
------------------------------------------------------

* Net realized loss and net change in unrealized appreciation (depreciation) are included in the statement of operations.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

b. INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). Interest income is recorded on the accrual basis. The Portfolio Funds generally do not make regular cash distributions of income and gains and are generally considered non-income producing securities. The Master Fund records a realized gain or loss on its investments in Portfolio Funds only to the extent that the cost of such investment, as well as any side pocket investment, has been fully recovered through previous redemptions from its investment in such Portfolio Fund.

c. FUND EXPENSES

The Master Fund bears all expenses incurred in the business of the Master Fund. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

d. INCOME TAXES

The Master Fund intends to operate as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return, its distributive share of the Master Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on certain U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

The Investment Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Master Fund's financial statements to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions with respect to tax at the Master Fund level not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current period. The Investment Adviser's conclusions regarding tax positions will be subject to review and may be adjusted at a later date based on factors including, but not limited to, on-going analyses of tax laws, regulations and interpretations thereof.

e. CASH

Cash includes amounts held in an overnight money market fund. At September 30, 2009, the Master Fund held $20,198,130 in a money market fund at PFPC Trust Company, an affiliate of the Master Fund's administrator (see Note 4).

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

3. ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Master Fund for each allocation period will be allocated among and credited to or debited from the capital accounts of the Members in accordance with their respective unit ownership for such fiscal period.

4. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser provides certain management and administration services to the Master Fund, including, among other things, providing day-to-day investment decisions and general management of investments in accordance with stated policies, subject to supervision of the Board and other support services. In consideration for such management services, the Master Fund pays the Investment Adviser a monthly management fee (the "Management Fee"), at an annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests).

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Master Fund's Board, PNC Global Investment Servicing, Inc. ("PNC"), serves as the Master Fund's administrator pursuant to the Administration Agreement between PNC and the Master Fund. Under the Administration Agreement, PNC provides administrative, accounting, investor services and regulatory administration services to the Master Fund. As compensation for services set forth herein that are rendered by PNC during the term of the Administration Agreement, the Master Fund pays PNC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Master Fund's assets and provides custodial services to the Master Fund.

At September 30, 2009, Credit Suisse Private Equity, Inc. and the Private Fund, each an affiliate of the Investment Adviser, held an aggregate interest in the Master Fund's members' capital of $53,694,122.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

5. SECURITY TRANSACTIONS

During the six months ended September 30, 2009, aggregate purchases of Portfolio Funds amounted to $25,000,000 and aggregate sales of Portfolio Funds amounted to $38,221,176.

The cost of investments in Portfolio Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund for the six months ended September 30, 2009.

6. PORTFOLIO FUNDS

With respect to the Master Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Master Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any, charged by such entity. The Master Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Master Fund to the Investment Adviser, and is not included as expenses in the statement of operations or in the expense ratios presented in the financial highlights.

As of September 30, 2009, the Master Fund had investments in Portfolio Funds valued at $76,285,694. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 4% (per annum) of the net assets and performance fees or allocations of up to 30.00% of net profits earned. The Portfolio Funds provide for periodic redemptions, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Investments apply after the expiration of any lock-up provisions.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest in securities with off-balance sheet risk.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

8. RISK FACTORS

In pursuing its investment objectives, the Master Fund invests in Portfolio Funds that are not registered under the 1940 Act. These Portfolio Funds may utilize diverse investment strategies, which are not generally managed against traditional investment indices. The Portfolio Funds selected by the Master Fund will invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Such risks arise from the volatility of the equity, fixed income, commodity and currency markets, leverage both on and off balance sheet associated with borrowings, short sales and derivative instruments, the potential illiquidity of certain instruments including emerging markets, private transactions, derivatives, and counterparty and broker defaults. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the units. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually, and may be subject to various lock-up provisions and early withdrawal fees.

a. MARKET RISK

The investments of the Portfolio Funds are subject to normal market fluctuations and other risks inherent in investing in securities and there can be no assurance that any appreciation in value will occur. The value of investments can fall as well as rise and investors may not realize the amount that they invest.

b. LIQUIDITY RISK

Although the Investment Adviser will seek to select Portfolio Funds that offer the opportunity to have their shares or units redeemed within a reasonable timeframe, there can be no assurance that the liquidity of the investments of such Portfolio Funds will always be sufficient to meet redemption requests as, and when, made. Portfolio Funds may exercise restrictions when redemption requests exceed a specified percentage of the overall Portfolio Funds' net assets, or when the Portfolio Fund Manager believes that market conditions are such that an accelerated sale of portfolio securities may not be practical. Gates are often imposed by Portfolio Fund Managers to prevent disorderly withdrawals in the underlying Portfolio Funds, and may limit the amount of capital the Master Fund may be allowed to redeem from Portfolio Funds on their respective liquidity dates. As of September 30, 2009, certain Portfolio Funds have established restrictions on the ability to fully receive proceeds from redemptions representing 17.33% of members' capital.

The Investment Adviser may also invest the Master Fund's assets in Portfolio Funds that invest in illiquid securities that do not permit frequent withdrawals or suspend redemptions. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause Members to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

8. RISK FACTORS (CONTINUED)

b. LIQUIDITY RISK (CONTINUED)

An investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. Should the Master Fund decide to sell an illiquid Portfolio Fund when a ready buyer is not available at a price the Investment Adviser deems representative of its value, the value of the members' capital could be adversely affected.

c. CREDIT RISK

The Master Fund's investment activities expose it to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement default.

d. INTEREST RATE RISK

The Portfolio Funds in which the Master Fund invests may be interest rate sensitive, which means that their value and, consequently, the value of the Master Fund's investment may fluctuate as interest rates fluctuate.

e. FOREIGN SECURITIES AND CURRENCY RISK

The Portfolio Funds may invest in the securities of foreign companies that involve special risks and considerations not typically associated with investing in U.S. companies. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies.

f. DERIVATIVES

The Portfolio Funds may also invest in derivatives which represent agreements between a Portfolio Fund and a counterparty. Such agreements, which include forward contracts, non-exchange-traded options and swaps, usually represent an agreement between two parties to either receive or pay monies equal to the difference between a selective value or market rate and/or corresponding value or market value ("Reference Rates") upon the termination of an agreement. Such transactions can be effected on a leveraged basis which may amplify the positive or negative outcome of the change in Reference Rates.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

9. REPURCHASE OF MEMBERS' INTERESTS

The Master Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Master Fund from members pursuant to written tenders by the Members. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. The Investment Adviser expects that it will generally recommend to the Board that the Master Fund offer to repurchase a portion of the Members' interests quarterly as of the last business day of March, June, September and December.

10. CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

11. CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:

                                           For the Six
                                          Months Ended
                                       September 30, 2009   For the Year Ended
                                          (unaudited)        March 31, 2009
                                       ------------------   ------------------
Number of units issued                       7,906.569           71,239.300
Number of units redeemed                  (119,831.060)        (646,008.264)
                                          ------------        -------------
Net decrease in units outstanding         (111,924.491)        (574,768.964)
Units outstanding, beginning of period     901,194.640        1,475,963.604
                                          ------------        -------------
Units outstanding, end of period           789,270.149          901,194.640
                                          ============        =============

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

12. FINANCIAL HIGHLIGHTS INFORMATION

                                       For the Six
                                       Months Ended          For the          For the          For the           For the
                                    September 30, 2009     Year Ended       Year Ended       Year Ended         Year Ended
                                       (unaudited)       March 31, 2009   March 31, 2008   March 31, 2007   March 31, 2006 (a)
                                    ------------------   --------------   --------------   --------------   ------------------
PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning
      of period                          $110.34            $125.17           $119.49         $113.79            $100.00
                                         -------            -------           -------         -------            -------
   Income (loss) from investment
      operations:
      Net investment loss (b)              (0.80)             (1.46)            (1.13)          (1.01)             (1.07)
      Net realized and unrealized
         gain (loss) on investments         7.11             (13.37)             6.81            6.71              14.86
                                         -------            -------           -------         -------            -------
      Total from investment
         operations                         6.31             (14.83)             5.68            5.70              13.79
                                         -------            -------           -------         -------            -------
   Net asset value, end of period        $116.65            $110.34           $125.17         $119.49            $113.79
                                         =======            =======           =======         =======            =======

TOTAL RETURN                                5.72%(d)         (11.85)%            4.75%           5.01%             13.79%
                                         =======            =======           =======         =======            =======

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly members' capital.

                                   For the Six
                                  Months Ended         For the           For the         For the            For the
                               September 30, 2009     Year Ended       Year Ended       Year Ended         Year Ended
                                  (unaudited)       March 31, 2009   March 31, 2008   March 31, 2007   March 31, 2006 (a)
                               ------------------   --------------   --------------   --------------   ------------------
RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE MEMBERS'
   CAPITAL:
   Operating expenses (c)               1.42%(f)          1.31%            1.25%            1.24%              1.32%
   Net investment loss (c)             (1.42)%(f)        (1.24)%          (0.90)%          (0.89)%            (1.01)%

PORTFOLIO TURNOVER                     30.55%(d)         47.45%           34.46%           11.17%             44.86%

MEMBERS' CAPITAL, END OF
   PERIOD (000'S)                   $ 92,072          $ 99,439         $184,743         $ 99,154           $136,498

AVERAGE MEMBERS' CAPITAL (e)
   (000'S)                          $103,370          $160,148         $152,768         $138,759           $124,000

(a)  April 1, 2005, commencement of operations.
(b)  Calculated using average units outstanding during the period.
(c)  Expenses of Portfolio Funds are not included in the expense ratio.
(d)  Not annualized.
(e) Average members' capital is the average of the monthly members' capital balances throughout the period.
(f)  Ratios are annualized for periods less than a year.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

13. SUBSEQUENT EVENTS

On November 19, 2009, the Board approved the liquidation of the Master Fund and adopted the Plan of Liquidation, Dissolution and Termination (the "Plan"), pursuant to which the Master Fund will liquidate and dissolve in accordance with the terms and conditions thereof. The Master Fund intends to promptly deregister under the 1940 Act, and to operate as a private investment fund during the remainder of the liquidation and dissolution process. Accordingly, after that time the Master Fund will not be subject to the restrictions and requirements of the 1940 Act and the rules thereunder.

On November 19, 2009, in conjunction with adopting the Plan, the Board approved the cessation of the offer of the Master Fund, closed the Master Fund to investment and approved filing with the SEC an amended repurchase offer on Schedule TO under the Securities Exchange Act of 1934. That repurchase offer, with a valuation date of December 31, 2009, provides for a tender offer to the Members in connection with the Plan. The repurchase offer further states that the Master Fund does not intend to conduct any further offers to repurchase interests of the Members prior to liquidation and termination of the Master Fund.

The Investment Adviser has evaluated the impact of all subsequent events on the Master Fund through November 27, 2009, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET
-------------------------------------------------------------------------------
FORTH BELOW.
------------

BOARD OF MANAGERS
-----------------

Name, Address, Age,                                             Number of
Position with the                                              Affiliated               Other
Company and Length of       Principal Occupation(s) During   Funds Overseen         Directorships
Time Served                       the Past Five Years          by Manager         Held by Managers
---------------------       ------------------------------   --------------   ------------------------
Egidio Robertiello *        Managing Director and Head of           6         None
c/o Credit Suisse           the Multi Manager Portfolios
Alternative Capital, Inc.   Americas business (2008);
11 Madison Avenue           Global Head of Multi Manager
New York, NY 10010          Portfolios (2007); Head of
Age 55                      Hedge Fund Research and
Manager, President and      Selection, Credit Suisse
Chairman                    Alternative Capital, Inc.
Since February 2007         (since 2006); Senior Managing
                            Director of Investments and
                            Research, Asset Alliance Corp.
                            (2004-2006); Managing
                            Director, Blackstone
                            Alternative Asset Management,
                            an affiliate of Blackstone,
                            (2001-2004).

Charles A. Hurty            Independent Business                    6         Manager and Audit
c/o Credit Suisse           Consultant (since 2001);                          Committee Chairman, GMAM
Alternative Capital, Inc.   Partner, KPMG LLP (accounting                     Absolute Return
11 Madison Avenue           firm) (1993-2001; with KPMG                       Strategies; Director and
New York, NY 10010          LLP since 1968).                                  Audit Committee
Age 66                                                                        Chairman, Citigroup
Manager and Audit                                                             Alternative Investments
Committee Chairman Since                                                      Multi-Advisor Hedge Fund
March 2005                                                                    Portfolios; Director,
                                                                              iShares Trust and
                                                                              iShares, Inc.

Philip B. Chenok            Professor of Accountancy,               6         None
c/o Credit Suisse           Berkeley College (2002-2007);
Alternative Capital, Inc.   Adjunct Professor of
11 Madison Avenue           Accountancy, New York
New York, NY 10010          University, Stern School of
Age 74                      Business (1995-2001).
Manager and Audit           President and CEO, American
Committee Member Since      Institute of Certified Public
March 2005                  Accountants (1980-1995).

Karin B. Bonding            President, Capital Markets              6         Trustee, Brandes
c/o Credit Suisse           Institute, Inc. (1996-2006);                      Investment Trust
Alternative Capital, Inc.   Faculty Member and Lecturer,
11 Madison Avenue           University of Virginia (since
New York, NY 10010          1995); Visiting Professor,
Age 70                      China Europe International
Manager and Audit           Business School (Shanghai,
Committee Member Since      China) (1999, 2002, 2003) and
March 2005                  The Institute of Industrial
                            Policy Studies (Seoul, Korea)
                            (2001).

*    - Manager who is an "interested person" of the Fund, as defined in the 1940
     Act.

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

--------------------------------------------------------------------------------

OFFICERS
--------

Name, Address, Age, Position with the Company          Principal Occupation(s) During the Past
and Length of Time Served                                            Five Years
---------------------------------------------   ----------------------------------------------------
Sandra DeGaray                                  Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.     (January 2007 - Present); Vice President (September
11 Madison Avenue                               2004 - December 2006); Citigroup Asset
New York, NY 10010                              Management Inc., (November 2000 - August 2004).
Age 41
Chief Financial Officer and Treasurer
Since August 2007

Kenneth J. Lohsen                               Managing Director, Credit Suisse Securities (USA)
c/o Credit Suisse Alternative Capital, Inc.     LLC (since 2004); Director (1997-2004).
11 Madison Avenue
New York, NY 10010
Age 50
Assistant Treasurer
Since March 2006

Michael Bessel                                  Director, Credit Suisse Securities (USA) LLC
c/o Credit Suisse Alternative Capital, Inc.     (October 2006-Present);
11 Madison Avenue                               Chief Compliance Officer, TRG Management LP,
New York, NY 10010                              (September 2005- September 2006);
Age 47                                          Chief Compliance Officer, GAM USA Inc., (May
Chief Compliance Officer                        2002- September 2005).
Since October 2006

J. Kevin Gao                                    Director and Legal Counsel, Credit Suisse Securities
c/o Credit Suisse Alternative Capital, Inc.     (USA) LLC (since 2003); Attorney, Willkie Farr &
11 Madison Avenue                               Gallagher LLP (1998-2003).
New York, NY 10010
Age 41
Secretary
Since January 2009

CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Master Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds" ("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Master Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Master Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Master Fund Form N-PX is available (i) without charge, upon request, by calling the Master Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which Members may recommend nominees to the Boards implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

     (b) No change in Registrant's internal control over financial reporting occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's process used to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.

ITEM 12. EXHIBITS.

     (a)(1) The information required by this Item is only required in an annual report on Form N-CSR.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Credit Suisse Alternative Capital Multi-Strategy Institutional
              Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date                       November 23, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date                       November 23, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Sandra DeGaray
                         -------------------------------------------------------
                           Sandra DeGaray, Chief Financial Officer and Treasurer (principal financial officer)

Date                       November 20, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.